Supplemental Financial Information (Other Assets, Net) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Supplemental Financial Information [Abstract]
Intangible assets	$ 75.3	$ 83.8
Unbilled receivables	44.0	51.9
Prepaid taxes on intercompany transfers of property	48.6	50.2
Deferred costs	76.0	59.1
Supplemental executive retirement plan assets	39.2	37.7
Warranty and other claim receivables	30.6	30.6
Deferred tax assets	29.3	25.2
Other	13.5	14.2
Other Assets, Net	$ 356.5	$ 352.7